Stockholders' Equity (Details Textual) (USD $)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended									12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Feb. 04, 2013	Jan. 31, 2013	Nov. 26, 2012	Nov. 30, 2012	Oct. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Sep. 30, 2012	Nov. 30, 2012 Grq Amended Agreement [Member]	Jun. 30, 2013 Grq Amended Agreement [Member]	Jul. 31, 2012 Grq [Member]	Jun. 30, 2013 Grq [Member]	Jun. 30, 2013 Grq [Member]	Jul. 19, 2012 Grq [Member]	Nov. 30, 2012 Melechdavid [Member]	Jun. 30, 2013 Melechdavid [Member]	Dec. 31, 2010 Plan 2010 [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2011 Warrant One [Member]	Jun. 30, 2013 Commitment Date [Member]	Dec. 31, 2012 Commitment Date [Member]	Jun. 30, 2013 Re Measurement Date [Member]	Dec. 31, 2012 Re Measurement Date [Member]	Dec. 31, 2010 Equity Option [Member]	Nov. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Aug. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Aug. 01, 2011 Series B Preferred Stock [Member]	Oct. 31, 2011 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]	Jun. 30, 2013 Series C Convertible Preferred Stock [Member]	Jun. 30, 2013 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]	Jan. 31, 2013 Series D Convertible Preferred Stock [Member]	Jan. 02, 2013 Series D Convertible Preferred Stock [Member]
Description Of Class Of Stock Provision																																		This class of stock has the following provisions: Non-voting, No rights to dividends, No liquidation value, and Convertible into 200 shares of common stock.	The shares of Series A have the following provisions: · Non-voting, · No rights to dividends, · No liquidation value, · Convertible into 200 shares of common stock.			This class of stock has the following provisions: Voting rights entitling the holders to an aggregate 51% voting control, No rights to dividends, Stated value of $0.001 per share, Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and Non-convertible.	The shares of Series B have the following provisions: ⋅ Voting rights entitling the holders to an aggregate 51% voting control; ⋅ Initially no rights to dividends; ⋅ Stated value of $0.001 per share; ⋅ Liquidation rights entitle the receipt of net assets on a pro-rata basis; and ⋅ Non-convertible.				This class of stock has the following provisions: Stated Value - $1,000 per share, Non-voting, Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization; and Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.	The shares of Series C have the following provisions: · Stated Value - $1,000 per share; · Non-voting; · Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends; · As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C Convertible Preferred Stock authorization; and · Convertible at the higher of (a) $8.50 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.			The shares of Series D have the following provisions: Voting rights based on number of common shares of conversion option; Initially no rights to dividends; Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, Convertible into 2 shares of common stock, subject to adjustment.	The shares of Series D have the following provisions: ⋅ Voting rights based on number of common shares of conversion option; ⋅ Initially no rights to dividends; ⋅ Liquidation rights entitle the receipt of net assets on a pro-rata basis; and ⋅ Convertible into 2 shares of common stock, subject to adjustment.
Stockholders' Equity, Reverse Stock Split			On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012.	On November 26, 2012, the Company (i) effected a 1-for-850 reverse stock split of our common stock, including a proportionate reduction in the number of authorized shares of our common stock from 2.36 billion shares to 2.8 million shares of common stock, and (ii) amended our articles of incorporation to increase the number of authorized shares of common stock (post reverse stock split) from 2,941,177 to 100 million effective November 27, 2012.				1-for-850
Stock issued to settle accounts payable and due to factor										$ 1,107,718																																	$ 190,000
Stock Issued During Period Shares New Issues For Cash																																											100		100
Stock Issued During Period Value New Issues For Cash																																											100,000		100,000
Stock Issued During Period Price Per Share For Cash																																											$ 1,000		$ 1,000
Stock Issued During Period Shares New Issues For Services																																											90		90
Stock Issued During Period Value New Issues For Services																																											90,000		90,000
Stock Issued During Period Price Per Share For Services																																											$ 1,000		$ 1,000
Conversion to common stock					22,353			22,353																																			190		190
Stock Issued During Period Shares Conversion Of Convertible Securities Price Per Share																																											$ 0.0085		$ 0.0085
Stock Issued During Period Shares Conversion Of Convertible Securities Loss																																											614,984		614,984
Derivative expense										1,499,000		1,625,000																	293	293	175	175
Common Shares Issuable Upon Conversion Of Warrants (in shares)										3,677																																					3,000,000
Conversion Of Warrants To Purchase Shares						1,500,000		1,500,000							723,746
Stock Repurchased During Period, Shares		18,824						18,825		31,096
Stock Repurchased During Period, Value		210,000						260,000		460,978
Stock Repurchased During Period Per Share								$ 5.50		$ 14.82
Preferred stock, shares issued																																			0	0	0		51	51	51			0	190	190	1,500,000	0
Preferred stock, shares authorized																																			5,000,000	5,000,000	5,000,000		51	51	51	51		500	500	500	1,600,000	1,600,000	1,600,000	1,600,000
Number Of Shares Sold Under Subscription Agreement	1,500,000
Gain Loss On Repurchase Of Common Stock								156,463
Proceeds from Issuance of Preferred Stock and Preference Stock								12,000,000	0	0		100,000
Stock Issued During Period, Shares, New Issues																																	3,255										190		190
Date Of Agreement																	Apr. 02, 2013				Jul. 31, 2012
Percentage Of Outstanding Common Stock																		4.20%
Common Stock, Par Or Stated Value Per Share						$ 0.001		$ 0.001		$ 0.001		$ 0.001
Maximum Shares Under Agreement																420,000						570,000
Common Stock Shares Issued Under Agreement																	305,889			35,359			341,247
Additional Shares Issued Under Agreement																	78,753						228,753
Percentage Of Diluted Equity Shares																		4.20%
Consulting Agreement Term																		12 months
General and Administrative Expense						10,654,272	4,151,076	19,540,512	8,543,887	23,064,092		18,587,727							3,037,636				6,591,816
Warrants Expiration Term Description																										Each warrant vests six months after issuance and expire July 13, 2014 October 16, 2014, with exercise prices ranging from $10.20 - $12.75.	Each warrant vests six month after issuance and expire July 14, 2013 June 28, 2016, with exercise prices ranging from $12.75 - $51.00.	The warrants have a vesting range of immediate to six months after issuance and expire February 28, 2014 April 15, 2016, with exercise prices ranging from $1.70 - $85.00.
Stock Issued During Period, Shares, Conversion of Convertible Securities										512,631																																			22,353
Stock Issued During Period, Shares, Share-Based Compensation, Net Of Forfeitures								62,289		431,034	[1]	4,667,764
Warrant Or Righs Exercisable Number										4,902
Cancellation Of Previously Issued Common Stock Shares												(4,118)	[2]												(4,118)
Cancellation Of Previously Issued Common Stock Per Shares												$ 0.001
Settlement Of Accounts Payable										1,523,590
Loss On Settlement Of Accounts Payable										1,495,000		1,313,000
No Incentive Stock Option Contratual Term																								10 years
Total Number Of Shares Issued																								5,883
Options Expire Term														Apr. 02, 2015
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period										500,721		332,457														500,721	191,045	141,412
Adjustment of Warrants Granted for Services										0		1,989,982																1,989,982
No Incentive Stock Option Granted Date																								Feb. 01, 2020
Payments For Repurchase Of Common Stock								$ 103,537	$ 460,978	$ 460,978		$ 0

[1]	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.
[2]	Cancelled Shares